245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 31, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105
Fidelity Emerging Markets Index Fund
Fidelity Flex International Focused Index Fund
Fidelity Flex International Index Fund
Fidelity Global ex U.S. Index Fund
Fidelity International Sustainability Index Fund
Fidelity SAI Emerging Markets Index Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund
Fidelity SAI Emerging Markets Value Index Fund
Fidelity SAI International Index Fund
Fidelity SAI International Low Volatility Index Fund
Fidelity SAI International Momentum Index Fund
Fidelity SAI International Quality Index Fund
Fidelity SAI International Value Index Fund
Fidelity SAI U.S. Low Volatility Index Fund
Fidelity Series Global ex U.S. Index Fund
Fidelity Total International Index Fund
Fidelity U.S. Sustainability Index Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust